Business Combinations	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business Combinations

6. BUSINESS COMBINATIONS

During 2025 and 2024, no new business combinations have occurred.

The business combinations of ABL Gmbh, AR Electronics Solutions, S.L. and Coil Inc. were disclosed in the 2023 consolidated financial statements.